Consolidated Balance Sheets(EUR (€)) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	€ 290,475	€ 390,250
Accounts receivable, net	304,840	330,891
Inventories, net	403,400	376,667
Income taxes receivable	890	907
Deferred tax assets	17,967	14,350
Other current assets	90,807	82,715
Total current assets	1,108,379	1,195,780
Pledged cash	20,000	20,000
Debt issuance costs	735	4,389
Deferred tax assets	5,955	13,072
Other intangible assets, net	13,915	14,776
Goodwill, net	51,888	52,131
Evaluation tools at customers	16,922	13,987
Investments	278	1,044
Property, plant and equipment, net	275,436	260,180
Assets held for sale	5,998	6,862
Total assets	1,499,506	1,582,221
Liabilities and shareholders’ equity
Notes payable to banks	61,675	40,680
Accounts payable	151,761	157,549
Provision for warranty	38,623	42,684
Accrued expenses and other	132,060	152,891
Income taxes payable	27,625	54,878
Deferred tax liabilities	36	3,513
Current portion of long-term debt	6,316	4,332
Total current liabilities	418,096	456,527
Pension liabilities	12,540	9,887
Deferred tax liabilities	952	868
Provision for warranty	5,298	6,828
Long-term debt	12,632	15,319
Convertible subordinated debt	0	135,078
Total liabilities	449,518	624,507
Commitments and contingencies
Common shares:
Authorized 110,000,000 shares, par value €0.04, issued and outstanding 55,377,020 and 63,095,986 shares	2,584	2,215
Financing preferred shares:
Authorized 8,000 shares, par value € 40, none issued	0	0
Preferred shares:
Authorized 118,000 shares, par value € 40, none issued	0	0
Capital in excess of par value	480,152	376,217
Retained earnings	288,082	301,515
Accumulated other comprehensive loss	(28,942)	(20,151)
Total shareholders’ equity	741,876	659,796
Non-controlling interest	308,112	297,918
Total equity	1,049,988	957,714
Total liabilities and shareholders’ equity	€ 1,499,506	€ 1,582,221